Future Minimum Lease Payments Required Under Noncancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011
Schedule of Operating Leases [Line Items]
2012	¥ 22,259
2013	15,843
2014	11,632
2015	7,120
2016	5,473
Thereafter	10,471
Total future minimum lease payments	¥ 72,798